CONSOLIDATED STATEMENT OF CASH FLOWS - (Parenthectical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents includes: [abstract]
Bank overdrafts	$ 0	$ 0	$ 0
Interest paid [abstract]
Capitalised interest	$ 308,000,000	$ 480,000,000	$ 552,000,000